Financial instruments included in the statement of financial position and impact on income (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Details of non-current financial assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	498	88	410	498
Trade receivables	—	—	—	—
Cash and cash equivalents	102,336	—	102,336	102,336
Total assets	102,834	88	102,747	102,834
Financial liabilities
Non-current financial liabilities	43,988	—	43,988	43,988
Current financial liabilities	6,730	—	6,730	6,730
Trade payables and other payables	8,813	—	8,813	8,813
Total liabilities	59,531	—	59,531	59,531
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Details of financial liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Lease liabilities – Short term	714	1,197
Repayable advances OSEO/Bpifrance loan – Short term	500	500
PGE*	208	141
EIB loan – Short term	5,308	3,033
Total current financial liabilities	6,730	4,872
Lease liabilities – Long term	4,851	4,991
Repayable OSEO/Bpifrance loan advances – Long term	2,768	2,975
PGE*	9,927	9,922
EIB loan – Long term	26,441	26,218
Total non-current financial liabilities	43,988	44,107
Total financial liabilities	50,718	48,979
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	498	88	410	498
Trade receivables	—	—	—	—
Cash and cash equivalents	102,336	—	102,336	102,336
Total assets	102,834	88	102,747	102,834
Financial liabilities
Non-current financial liabilities	43,988	—	43,988	43,988
Current financial liabilities	6,730	—	6,730	6,730
Trade payables and other payables	8,813	—	8,813	8,813
Total liabilities	59,531	—	59,531	59,531
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.